Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Guaranteed interest-sensitive life and fixed annuity
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for guarantees	$ 200.7	$ 181.6
Variable annuity | Guaranteed death benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for guarantees	9.4	9.6
Variable annuity | Guaranteed income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for guarantees	19.5	16.0
Variable annuity | Guaranteed accumulation benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for guarantees	18.0	22.4
Variable annuity | Guaranteed Lifetime, cumulative periodic withdrawals
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liabilities for guarantees	$ 1.6	$ 2.3